Subsequent Events (Details) $ / shares in Units, ¥ in Millions				1 Months Ended
	Jul. 27, 2023 USD ($) $ / shares shares	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Jul. 18, 2023 USD ($)	Jul. 18, 2023 CNY (¥)	Aug. 08, 2023 shares	Mar. 25, 2021 shares
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)							5,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed		$ 436,834	¥ 3
Percentage of fixed interest rate		5.00%	5.00%
Shares issued (in Shares)	6
Forecast [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed				$ 1,456,110	¥ 10
Percentage of fixed interest rate				4.25%	4.25%
Subsequent event, description	On July 27, 2023, the Company completed a share consolidation of six (6) ordinary shares with par value of $0.003125 per share each in the Company’s issued and unissued share capital into one (1) ordinary share with par value of US$0.01875 (the “Share Consolidation”).
Ordinary per share value (in Dollars per share) | $ / shares	$ 0.003125
Working capital | $	$ 0.01875
Shares issued (in Shares)						20,974